Notes to the consolidated financial statements - Additional Information (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from the issuance of shares (net of transaction costs)		€ 404,350
Revenue recognized	€ 24,373	€ 10,030